Warrants and Options Disclosure	12 Months Ended
Dec. 31, 2014
Notes
Warrants and Options Disclosure

NOTE 12 - WARRANTS AND OPTIONS

On October 29, 2012, our stockholders approved the 2012 Stock Incentive Plan (the “Plan”) that governs equity awards to our management, employees, directors and consultants. On November 7, 2013, our stockholders approved an amendment to the Plan which increased the total authorized amount of common stock issuable under the Plan from 3,000,000 to 6,000,000 shares.

During 2013 the Company granted 322,000 options to officers, employees and directions to purchase shares of common stock at an exercise price of $0.50 per share, with grant date fair values of $0.77 to $1.36. The options vest ratably on an annual basis over one to three years. The options expire ten years from grant date.

During 2014 the Company granted 3,006,000 options to officers, employees and directors to purchase shares of common stock at an exercise price of $0.50 per share, with grant date fair values of $0.51 to $1.87. The options vest ratably on an annual basis over three years. The options expire ten years from grant date.

The estimated fair values of options granted during 2014 and 2013 were calculated using the following assumptions:

	2014	2013
Dividend yield	0.00%	0.00%
Expected volatility	76.71% to 86.26%	63.64% to 72.80%
Risk free interest rate	1.49% to 1.78%	0.77% to 1.66%
Expected term, in years	6.0	5.50 to 6.0

The following is a summary of the status of all of the Company’s stock warrants and options as of December 31, 2014:

	Number of Warrants and Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	2,515,000	$0.549
Granted	697,000	-
Exercised	-	-
Forfeited/Cancelled	(236,000)	-
Outstanding at December 31, 2013	2,976,000	$0.549	7.86
Exercisable at December 31, 2014	1,999,550	$0.581	8.71

Outstanding at December 31, 2013	2,976,000	$0.549	7.86
Granted	2,392,500	-
Exercised	-	-
Forfeited/Cancelled	(1,657,666)	-
Outstanding at December 31, 2014	3,710,834	$0.534	7.09
Exercisable at December 31, 2014	2,368,334	$0.553	6.33